UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.2012
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
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Title: CCO
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Phone: (305) 670-2230
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      07.05.2012
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          15
                                         ---------------------------
Form 13F Information Table Value Total:                       73087 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	       02364W105    11310   434028 SH	    Sole              434028
Banco Bradesco SA               ADR            059460303      206    13841 SH       Sole               13841
Banco Macro SA         		ADR	       05961W105      858    66200 SH	    Sole               66200
Banco Santander Chile New       ADR            05965X109     3888    50170 SH       Sole               50170
Bancolombia SA                  ADR            05968L102     2548    41200 SH       Sole               41200
Compania Cervecerias Unidas SA  ADR            204429104    10976   176008 SH       Sole              176008
Copa Holdings SA                CLA            P31076105     2490    30189 SH       Sole               30189
Credicorp Ltd                   COM            G2519Y108    17285   137300 SH       Sole              137300
Embotelladora Andina            ADR            29081P303     2380    73682 SH       Sole               73682
Grupo Televisa SA De CV         ADR            40049J206    12310   573070 SH       Sole              573070
Itau Unibanco Hdg SA            ADR            465562106     7558   542934 SH       Sole              542934
Petroleo Brasileiro SA          ADR            71654V408      131     7000 SH       Sole                7000
Vale SA                         ADR            91912E105      208    10500 SH       Sole               10500
Grupo Aeroportuario Del Sureste ADR	       40051E202      707     9050 SH       Sole                9050
Banco de Chile			ADR	       059520106      232     2751 SH       Sole                2751